Net revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,573,233	$ 3,033,990	$ 2,622,110
Taxes on sales	263,979	402,064	347,311
Return of products sales	2,385	4,809	5,429
Gross billing	2,839,597	3,440,863	2,974,850
Zinc [member]
IfrsStatementLineItems [Line Items]
Net revenues from products	1,682,711	2,093,105	1,844,632
Lead [member]
IfrsStatementLineItems [Line Items]
Net revenues	321,803	276,438	223,341
Copper [member]
IfrsStatementLineItems [Line Items]
Net revenues from products	263,376	290,519	305,793
Silver [member]
IfrsStatementLineItems [Line Items]
Net revenues from products	61,594	57,921	69,691
Other [member]
IfrsStatementLineItems [Line Items]
Net revenues from products	136,024	206,119	102,013
Freight and insurance services [member]
IfrsStatementLineItems [Line Items]
Net revenues from products	$ 107,725	$ 109,888	$ 76,640